Operating and Finance Leases (Details)	Dec. 31, 2019
Weighted-average remaining lease term
Operating lease	7 months 21 days
Finance lease	4 years 10 months 6 days
Weighted-average discount rate
Operating lease	6.00%
Finance lease	3.82%